INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of net deferred tax assets

	As of December 31,
	2023	2022
Deferred tax assets:
Net operating losses	$2,320,297	$1,909,930
R&D credit	1,423,821	819,406
Capitalized R&D expenses	2,647,013	1,115,268
Capitalized start-up expenses	4,652,045	2,899,830
Stock-based compensation	79,658	24,235
Depreciation and amortization	17,045	1,098
Accrued expenses and other	43,871	7,101
Total deferred tax assets	11,183,750	6,776,868
Valuation allowance	(11,183,750)	(6,776,868)
Net deferred taxes	$—	$—

Schedule of reconciliation of the federal income tax rate to the effective tax rate

	Years Ended December 31,
	2023	2022
Federal taxes at statutory rate	21.0%	21.0%
State and local taxes, net of federal benefit	0.2%	0.0%
Tax credit carryforward generated	1.9%	3.8%
Valuation allowance	(13.7)%	(23.8)%
Nondeductible change in fair value of SAFE	(9.0)%	(0.0)%
Permanent differences	(0.4)%	(1.0)%
Effective income tax rate	0.0%	0.0%

AltC Acquisition Corp.
Schedule of net deferred tax assets

	December 31,	December 31,
	2023	2022
Deferred tax assets (liabilities)
Startup organizational expenses	$1,558,190	$562,030
Unrealized gain on marketable securities	—	(294,084)
Total deferred tax assets	1,558,190	267,946
Valuation allowance	(1,558,190)	(562,030)
Deferred tax assets (liabilities), net of valuation allowance	$—	$(294,084)

Schedule of income tax provision

	December 31,	December 31,
	2023	2022
Federal
Current	$4,523,401	$1,180,272
Deferred	(486,685)	(44,129)

State and Local
Current	1,862,831	—
Deferred	(803,558)	—

Change in valuation allowance	996,160	338,213

Income tax provision	$6,092,149	$1,474,356

Schedule of reconciliation of the federal income tax rate to the effective tax rate

	December 31,	December 31,
	2023	2022
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	4.66%	0.00%
Business combination expense	2.71%	0.00%
Valuation allowance	5.55%	6.30%
Income tax provision	33.92%	27.30%